Loans and Allowance for Credit Losses - Disclosure of Allowance for Credit Losses (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 45	$ 75
Provision for credit losses	(4)	8
Balance at end of period	41	83
Allowance for credit losses [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	4,181	4,419
Provision for credit losses	530	100
Net write-offs	(216)	(142)
Exchange rate changes/other	(46)	12
Balance at end of period	4,449	4,389
Allowance for credit losses [member] | Allowance for Loan Losses [Member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	3,753	4,089
Balance at end of period	3,999	4,047
Allowance for credit losses [member] | Other Liabilities And Provisions [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	378	241
Balance at end of period	403	251
Allowance for credit losses [member] | Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	45	75
Balance at end of period	41	83
Allowance for credit losses [member] | Other components of equity [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	5	14
Balance at end of period	6	8
Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	432	416
Provision for credit losses	51	(6)
Net write-offs	(5)	(5)
Exchange rate changes/other	(9)	4
Balance at end of period	469	409
Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,043	1,079
Provision for credit losses	169	18
Net write-offs	(83)	(56)
Exchange rate changes/other		(3)
Balance at end of period	1,129	1,038
Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	893	875
Provision for credit losses	136	65
Net write-offs	(102)	(71)
Exchange rate changes/other	(1)	1
Balance at end of period	926	870
Retail [member] | Small business [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	194	177
Provision for credit losses	17	3
Net write-offs	(9)	(4)
Exchange rate changes/other	2	2
Balance at end of period	204	178
Wholesale [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,574	1,797
Provision for credit losses	161	12
Net write-offs	(17)	(6)
Exchange rate changes/other	(38)	8
Balance at end of period	$ 1,680	$ 1,811